Condensed Statement of Changes in Stockholders' Equity - USD ($)	Total	Series B-1 Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	IPO [Member]	IPO [Member] Common Stock [Member]	IPO [Member] Additional Paid-in Capital [Member]	Over-allotment Option [Member]	Over-allotment Option [Member] Common Stock [Member]	Over-allotment Option [Member] Additional Paid-in Capital [Member]
Beginning balance at Dec. 31, 2016	$ (17,530,456)	$ 8,174,693	$ 4,497,548	$ 4	$ 5,351,312	$ (22,875,308)	$ (6,464)
Beginning balance, shares at Dec. 31, 2016		55,403	32,002	37,469			27
Accretion of preferred stock	(274,011)	$ 31,493	$ 242,518		(274,011)
Proceeds from offering costs								$ 3,930,078	$ 2	$ 3,930,076	$ 10,407,706	$ 16	$ 10,407,690
Proceeds from offering costs, shares									22,183			160,024
Proceeds from private placement, net of offering costs of $2,500	2,922,885			$ 2	2,922,883
Proceeds from private placement, net of offering costs of $2,500, shares				18,574
Conversion of Series A-1 and Series B-1 convertible preferred stock into common stock	12,946,252	$ (8,206,186)	$ (4,740,066)	$ 9	12,946,243
Conversion of Series A-1 and Series B-1 convertible preferred stock into common stock, Shares		(1,662,104)	(32,002)	87,406
Conversion of convertible promissory notes into common stock	5,467,389			$ 4	5,467,385
Conversion of convertible promissory notes into common stock, shares				35,181
Fair value of warrants issued with convertible promissory notes	5,172,000				5,172,000
Warrants issued to IPO selling agent deemed to be derivative liability	(156,725)				(156,725)
Exercise of stock options	$ 26,954				26,954
Exercise of stock options, shares	2,670			2,670
Common stock issued for the exercise of warrants	$ 102,660				102,660
Common stock issued for the exercise of warrants, shares				1,160
Restricted stock vested, shares				10
Shares of common stock issued for services	30,000				30,000
Shares of common stock issued for services, shares				133
Shares of common stock issued for repayment of promissory notes	1,217,172				1,217,172
Shares of common stock issued for repayment of promissory notes, shares				6,450
Additional shares issued pursuant to software license agreement	1,845				1,845
Additional shares issued pursuant to software license agreement, shares				17
Stock-based compensation	279,508				279,508
Net loss	(12,097,479)					(12,097,479)
Ending balance at Dec. 31, 2017	12,445,778			$ 37	47,424,992	(34,972,787)	$ (6,464)
Ending balance, shares at Dec. 31, 2017				371,295			27
Common stock issued upon vesting of restricted stock units	(63,149)				(63,149)
Common stock issued upon vesting of restricted stock units, Shares				1,039
Common stock issued for the exercise of warrants	$ 3,550,490			$ 4	3,550,486
Common stock issued for the exercise of warrants, shares				40,118
Restricted stock vested, shares	585			1,085
Stock-based compensation	$ 336,355				336,355
Net loss	(2,345,402)					(2,345,402)
Ending balance at Mar. 31, 2018	13,924,072			$ 41	51,248,684	(37,318,189)	$ (6,464)
Ending balance, shares at Mar. 31, 2018				413,537			27
Beginning balance at Dec. 31, 2017	12,445,778			$ 37	47,424,992	(34,972,787)	$ (6,464)
Beginning balance, shares at Dec. 31, 2017				371,295			27
Net loss	(7,624,785)
Ending balance at Sep. 30, 2018	8,948,935			$ 41	51,552,930	(42,597,572)	$ (6,464)
Ending balance, shares at Sep. 30, 2018				414,507			27
Beginning balance at Dec. 31, 2017	12,445,778			$ 37	47,424,992	(34,972,787)	$ (6,464)
Beginning balance, shares at Dec. 31, 2017				371,295			27
Common stock issued upon vesting of restricted stock units	(74,213)				(74,213)
Common stock issued upon vesting of restricted stock units, Shares				1,426
Exercise of stock options	$ 2				2
Exercise of stock options, shares	39			39
Common stock issued for the exercise of warrants	$ 3,556,391			$ 4	3,556,387
Common stock issued for the exercise of warrants, shares				40,185
Restricted stock vested, shares	760			2,034
Stock-based compensation	$ 814,666				814,666
Net loss	(10,316,739)					(10,316,739)
Ending balance at Dec. 31, 2018	6,425,885			$ 41	51,721,834	(45,289,526)	$ (6,464)
Ending balance, shares at Dec. 31, 2018				414,979			27
Beginning balance at Mar. 31, 2018	13,924,072			$ 41	51,248,684	(37,318,189)	$ (6,464)
Beginning balance, shares at Mar. 31, 2018				413,537			27
Common stock issued upon vesting of restricted stock units	(5,041)				(5,041)
Common stock issued upon vesting of restricted stock units, Shares				131
Exercise of stock options	2				2
Exercise of stock options, shares				39
Common stock issued for the exercise of warrants	$ 5,901				5,901
Common stock issued for the exercise of warrants, shares				67
Restricted stock vested, shares	56			31
Stock-based compensation	$ 155,725				155,725
Net loss	(2,629,561)					(2,629,561)
Ending balance at Jun. 30, 2018	11,451,098			$ 41	51,405,271	(39,947,750)	$ (6,464)
Ending balance, shares at Jun. 30, 2018				413,805			27
Common stock issued upon vesting of restricted stock units	$ (3,222)				(3,222)
Common stock issued upon vesting of restricted stock units, Shares				132
Restricted stock vested, shares	55			570
Stock-based compensation	$ 150,881				150,881
Net loss	(2,649,822)					(2,649,822)
Ending balance at Sep. 30, 2018	8,948,935			$ 41	51,552,930	(42,597,572)	$ (6,464)
Ending balance, shares at Sep. 30, 2018				414,507			27
Beginning balance at Dec. 31, 2018	6,425,885			$ 41	51,721,834	(45,289,526)	$ (6,464)
Beginning balance, shares at Dec. 31, 2018				414,979			27
Cumulative impact of ASC 606	(123,447)					(123,447)
Proceeds from offering costs	5,603,829			$ 15	5,603,814
Proceeds from offering costs, shares				151,417
Common stock issued upon vesting of restricted stock units	(72,115)			$ 1	(72,116)
Common stock issued upon vesting of restricted stock units, Shares				3,167
Restricted stock vested	$ 1
Restricted stock vested, shares	1,515			347
Warrants issued as offering costs and recorded as a derivative liability	$ (196,236)				(196,236)
Stock-based compensation	396,325				396,325
Net loss	(2,598,060)					(2,598,060)
Ending balance at Mar. 31, 2019	9,436,182			$ 57	57,453,622	(48,011,033)	$ (6,464)
Ending balance, shares at Mar. 31, 2019				569,910			27
Beginning balance at Dec. 31, 2018	$ 6,425,885			$ 41	51,721,834	(45,289,526)	$ (6,464)
Beginning balance, shares at Dec. 31, 2018				414,979			27
Exercise of stock options, shares	330
Net loss	$ (7,951,505)
Ending balance at Sep. 30, 2019	4,418,525			$ 57	57,789,410	(53,364,478)	$ (6,464)
Ending balance, shares at Sep. 30, 2019				572,964			27
Beginning balance at Mar. 31, 2019	9,436,182			$ 57	57,453,622	(48,011,033)	$ (6,464)
Beginning balance, shares at Mar. 31, 2019				569,910			27
Common stock issued upon vesting of restricted stock units	(6,356)				(6,356)
Common stock issued upon vesting of restricted stock units, Shares				745
Exercise of stock options	15				15
Exercise of stock options, shares				295
Restricted stock vested	$ (72)				(72)
Restricted stock vested, shares	234			346
Stock-based compensation	$ 197,028				197,028
Net loss	(2,565,327)					(2,565,327)
Ending balance at Jun. 30, 2019	7,061,470			$ 57	57,644,237	(50,576,360)	$ (6,464)
Ending balance, shares at Jun. 30, 2019				571,296			27
Common stock issued upon vesting of restricted stock units	(1,779)				(1,779)
Common stock issued upon vesting of restricted stock units, Shares				1,394
Exercise of stock options	$ 1				1
Exercise of stock options, shares				36
Restricted stock vested, shares	101			238
Stock-based compensation	$ 146,951				146,951
Net loss	(2,788,118)					(2,788,118)
Ending balance at Sep. 30, 2019	$ 4,418,525			$ 57	$ 57,789,410	$ (53,364,478)	$ (6,464)
Ending balance, shares at Sep. 30, 2019				572,964			27